Basis of Preparation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Disclosure of significant accounting policies [text block] [Abstract]
Basis of preparation and significant accounting policies
2.	Basis of preparation and significant accounting policies

The principal accounting policies adopted in the preparation of these financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

a)	Statement of compliance

The consolidated financial statements of the Group were authorised for issue by the Board of Directors on May 12, 2021.

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). These consolidated financial statements are presented in Euro, the functional and presentation currency of the Company. All financial information presented in euro has been rounded to the nearest thousand, unless otherwise stated.

The consolidated financial statements have been prepared on the historical cost basis except for derivatives that have been measured at fair value and share based payments which have been measured at grant date fair value.

b)	Basis of consolidation

The Group financial statements consolidate the financial statements of the Company and its subsidiaries up to December 31, 2020. A parent controls a subsidiary if it is exposed, or has rights, to variable returns from its involvement with the subsidiary and has the ability to affect those returns through its power over the subsidiary. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. All intercompany account balances, transactions, and any unrealised gains and losses or income and expenses arising from intercompany transactions have been eliminated in preparing the consolidated financial statements.

c)	Functional currency

The Company’s functional currency and the Group’s presentational currency is the Euro. In accordance with IAS 21, The Effects of Change in Foreign Exchange Rates, the directors assess the appropriate functional currency of each of the Group’s legal entities annually. The directors are satisfied that the functional currency of the Company and of the subsidiary companies has been determined appropriately.

Foreign currency transactions are translated into function currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in profit or loss.

d)	Going concern

In adopting the going concern basis in preparing the financial statements, the Directors have considered the Group’s cash on hand, it’s future cash generation projections, together with factors likely to affect its future performance, as well as the Group’s principal risks and uncertainties.

Furthermore, Management has assessed the impact of the ongoing COVID-19 situation on the Group’s business. The pandemic commenced during the first quarter of 2020 and the duration and magnitude of it still remains uncertain at this time.

As a result of the unprecedented measures taken across the globe, the disruption and impact of the COVID-19 pandemic to the global economy and financial markets has been significant. Management continues to closely monitor changes in applicable laws and guidance provided by local governments in the jurisdictions in which the Company operates. All the markets in which the Company operates continue to enforce some form of restriction on the operations of businesses and these precautions have, to varying extents, led to the shutdown of nonessential services including construction development sites and limited business operations for some customers.

Nevertheless, there has been no noticeable impact on the Company’s activities to date but management is closely monitoring developments and continues to assess the ultimate impact.

Based on the above, the Directors have formed a judgement, considered the going concern status of the Group at the time of approving the financial statements and concluded that there is a reasonable expectation that the Group as a whole have adequate resources to continue in existence for a period of at least twelve months from the date of approval of the financial statements and that there were no material uncertainties that may cast significant doubt on the Group’s ability to continue as a going concern.

For this reason, they adopt the going concern basis in preparing the financial statements.

e)	Application of new standards

The accounting policies adopted in the preparation of the consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2019, except for the adoption of new standards and interpretations effective as of January 1, 2020. The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective. None of these standards have a material impact on the financial statements.

New currently effective requirements:

Effective date	New standards or amendments
January 1, 2020	Amendments to References to Conceptual Framework in IFRS Standards
January 1, 2020	Definition of Material (Amendments to IAS 1 and IAS 8)
January 1, 2020	Definition of a Business (Amendments to IFRS 3)
January 1, 2020	Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7)
June 1, 2020	COVID-19-Related Rent Concessions (Amendment to IFRS 16)

Forthcoming requirements:

Effective date	New standards or amendments
January 1, 2021	Interest Rate Benchmark Reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)
January 1, 2022	Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)
January 1, 2022	Annual Improvements to IFRS Standards 2018-2020
January 1, 2022	Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)
January 1, 2022	Reference to the Conceptual Framework (Amendments to IFRS 3)
January 1, 2023	Classification of Liabilities as Current and Non-current (Amendments to IAS 1)
January 1, 2023	IFRS 17 Insurance Contracts and amendments to IFRS 17 Insurance Contracts
Available for optional adoption/effective date deferred indefinitely	Sale or Contributions of Assets between an Investor and its Associate or Joint Venture (Amendments to IFRS 10 and IAS 28)

f)	Segment information

The Group manages its operations as a single segment for the purposes of assessing performance and making operating decisions. The Group’s focus is on the research and development around solar technologies. The Executive Committee, and in particular the Chief Financial Officer, is the chief operating decision maker who regularly reviews the consolidated operating results and makes decisions about the allocation of the Group’s resources.

g)	Research and development expenditure

Research costs are expensed to profit or loss as incurred and development costs are capitalised, where they meet the criteria for capitalisation.

h)	Trade payables

Trade payables are recognised initially at fair value and subsequently measured at amortised cost.

i)	Current taxation

The current taxation charge, is calculated at the amount expected to be recovered from or paid to the taxation authorities on the basis of the tax laws enacted or substantively enacted at the reporting date.

j)	Deferred taxation

Deferred taxation is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements.

Deferred income tax is determined using tax rates that have been enacted or substantially enacted by the reporting date and are expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled.

Deferred income tax assets are recognised to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax losses can be utilised. Unrecognised deferred tax assets are reassessed at each reporting date and recognised to the extent that it has become probable that future taxable profits will be available against which they can be used.

k)	Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Class A and Class B ordinary shares are classified as equity instruments. Incremental costs directly attributable to the issue of new ordinary shares or options are shown in equity as a deduction from equity, net of tax effects.

l)	Derivative liabilities – warrants

Derivatives are initially recognised at their fair value on the date the derivative contract is entered into and transaction costs are expensed to profit or loss. The Company’s warrants are subsequently re-measured at fair value at each reporting date with changes in fair value recognised in profit or loss.

As the exercise price of the Company’s share purchase warrants is fixed in US dollars and the functional currency of the Company is the Euro, these warrants are considered a derivative, as a variable amount of cash in the Company’s functional currency will be received on exercise. Accordingly, these share purchase warrants are classified and accounted for as a derivative liability. For warrants that are tradeable, fair value is determined using market price on the NASDAQ under the ticker HTOOW. For non-tradeable warrants, fair value is determined using market price discounted for lack of liquidity. All non-traded warrants will become tradeable within one year of issue.

m)	Business Combinations

The Group accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of the business and control is transferred to the Group. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs.

The Group has an option to apply a “concentration test” that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognised in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.

The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognised in profit or loss.

Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of financial instrument is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognised in profit or loss.

n)	Share based payment arrangements

The grant-date fair value of equity-settled share-based payments arrangements granted to employees and non-employees is generally recognised as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognised as an expense is adjusted to reflect the numbers of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognised is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant-date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes.

o)	Financial instruments

Recognition and initial measurement

Trade receivables are initially recognised when they are originated. All other financial assets and financial liabilities are initially recognised when the Group becomes a party to the contractual provisions of the instrument.

A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus, for an item not at Fair Value Through Profit and Loss (“FVTPL”), transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.

Classification and subsequent measurement

On initial recognition, a financial asset is classified as measured at: amortised cost; Fair Value through Other Comprehensive Income (“FVOCI”) – debt investment; FVOCI – equity investment; or FVTPL.

Financial liabilities – Classification, subsequent measurement and gains and losses

Financial liabilities are classified as measured at amortised cost or FVTPL. A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognised in profit or loss. Other financial liabilities are subsequently measured at amortised cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognised in profit or loss. Any gain or loss on derecognition is also recognised in profit or loss.

Derecognition

Financial assets

The Group derecognises a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

The Group enters into transactions whereby it transfers assets recognised in its statement of financial position, but retains either all or substantially all of the risks and rewards of the transferred assets. In these cases, the transferred assets are not derecognised.

Financial liabilities

The Group derecognises a financial liability when its contractual obligations are discharged, cancelled or expire. The Group also derecognises a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognised at fair value.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

p)	Trade receivables

Trade receivables are recognised initially at fair value and then carried at amortised cost less allowance for impairment. The company applies the IFRS 9 Financial Instruments simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables

q)	Cash and cash equivalents

Cash and cash equivalents in the statement of financial position comprise cash at bank and in hand, and short term deposits with a maturity of three months or less. For the purposes of the cash flow statement, cash and cash equivalents consist of cash and cash equivalents as defined above.

r)	Property, plant and equipment

Property, plant and equipment is included at cost less accumulated depreciation and/or accumulated impairment losses. Cost includes the original purchase price of the asset and the costs attributable to bringing the asset to its working condition for its intended use. Depreciation is provided using the straight-line method to write off cost to residual value over the estimated useful life of the individual asset.

The carrying values of property, plant and equipment are reviewed for indicators of impairment at each reporting date or when events or changes in circumstances indicate the carrying value may not be recoverable (whichever is the earlier). If any such indication exists and where the carrying values exceed the estimated recoverable amount, the assets or cash - generating units are written down to their recoverable amount.

s)	Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. Intangible assets acquired in a business combination are measured on initial recognition at their fair value as at the date of acquisition. Following initial recognition, intangible assets are carried at cost less accumulated amortisation and/or any accumulated impairment losses.

Amortisation is provided using the straight-line method to write off cost to residual value over the estimated useful life of the individual asset.

The following rates per annum are used:

Software	33% straight-line
Intellectual Property	Indefinite useful life
Product development costs	Indefinite useful life

Internally generated intangible assets, excluding capitalised product development costs, are not capitalised and expenditure is reflected in the income statement in the year in which the expenditure is incurred.

Expenditure on research activities is recognised in profit or loss as incurred.

Development expenditure is capitalised only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable and the Group intends to and has sufficient resources to complete development and to use or sell the asset.

Otherwise, it is recognised in the profit or loss as incurred. Subsequent to initial recognition, development expenditure is measured at cost less accumulated amortisation and any accumulated impairment losses, unless the Product Development costs are still being used in current new product development in which case it is considered indefinite useful life.

Subsequent expenditure is capitalised only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure, including expenditure on internally generated goodwill and brands, is recognised in profit or loss as incurred.

Impairment arises if the recoverable amount of the intangible asset is lower than its carrying value under IFRS. Recoverable amount is the higher of an asset’s value in use or its estimated realisable value less costs to sell.

If the carrying amount of an intangible asset exceeds its recoverable amount, an impairment loss is recognised in an amount equal to that excess.